OTHER LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Liabilities [Abstract]
Restructuring expenses	$ 7	$ 28	$ 12	$ 36